Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Mirae Asset Discovery Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001489215
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2018
Prospectus Date	rr_ProspectusDate	Jan. 22, 2018